Condensed Consolidated Statements Of Income (Unaudited) (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Decline in fair value	¥ 1,102	¥ 5,615
Other comprehensive income-net	202	560
Total credit losses	¥ 1,304	¥ 6,175